Deferred Taxation - Movements in Deferred Taxation (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets and liabilities [abstract]
At beginning of the year	¥ (6,720)	¥ (3,807)	¥ 905
Transfer to profit and loss (Note 12)	(7,539)	(3,994)	(3,272)
Credit to other comprehensive income	195	1,081	(1,449)
Acquisition of subsidiaries			9
At end of the year	¥ (14,064)	¥ (6,720)	¥ (3,807)